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                       SEC FILE NOS. 033-36962 / 811-06175

                               ECLIPSE FUNDS INC.

                         ECLIPSE TAX-MANAGED EQUITY FUND

                                  No-Load Class
                                  Service Class

                          Supplement dated May 1, 2002
                     to the Prospectus dated April 19, 2002

The information set forth in the table on page 21 of the Prospectus of the Eclipse Tax-Managed Equity Fund comparing the historical performance of the QED Structured Large-Cap Core Composite to that of the S&P 500(R) Index is hereby amended and restated as follows:

KNOW WITH WHOM YOU'RE INVESTING - RELATED PERFORMANCE


                      PRIOR PERFORMANCE OF SIMILAR ACCOUNTS


                  TOTAL ANNUAL RETURNS AS OF DECEMBER 31, 2001

                                    1 Year                3 Years             5 Years              Since Inception
                                    ------               --------             -------              ---------------
Composite                           -13.97%              -0.59%               12.36%               17.73%
S&P 500(R) Index                    -11.87%              -1.02%               10.70%               15.20%